Expense Example - iShares Interest Rate Hedged Emerging Markets Bond ETF - iShares Interest Rate Hedged Emerging Markets Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,305